RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Nov. 07, 2016 USD ($) $ / shares shares	Nov. 07, 2016 CNY (¥) shares	Jan. 29, 2016 USD ($)	Jan. 29, 2016 CNY (¥)	Nov. 30, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2017 $ / shares	Jan. 29, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS
Preference dividends	$ 50,812	¥ 343,296					¥ 343,296
Loan from a related party									¥ 64,936
Repayment of a related party loan							65,474
Convertible bonds from a related party							327,580
Conversion of convertible bonds from a related party						¥ 366,958
Preference dividend paid in cash	11,449	76,502
Issuance of ordinary shares to settle preference dividend	$ 39,363	¥ 266,794					266,794
Ordinary shares issued as preferred stock dividends (in shares) | shares	31,490,164	31,490,164
Outstanding short-term loan repaid by a loan from related party							65,474
Outstanding short-term borrowings						462,946	239,777
Affiliated Entity
RELATED PARTY TRANSACTIONS
Preference dividends							343,296
STT GDC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Preference dividends							223,225
Interest expenses						¥ 30,078	32,245	$ 397	¥ 2,579
Short-term loan								$ 10,000				¥ 64,936
Convertible bonds from a related party			$ 50,000	¥ 327,580
Outstanding short-term loan repaid by a loan from related party			10,000	¥ 65,474
Outstanding short-term borrowings			$ 10,000								¥ 65,474
Accrued but unpaid cash interest relinquished					¥ 4,991
SBCVC
RELATED PARTY TRANSACTIONS
Preference dividends							109,665
Other non-principal preferred shareholders
RELATED PARTY TRANSACTIONS
Preference dividends							¥ 10,406
ADS
RELATED PARTY TRANSACTIONS
Initial public offering price (dollar per share) | $ / shares	$ 10.00
Class A
RELATED PARTY TRANSACTIONS
Ordinary shares issued as preferred stock dividends (in shares) | shares	31,490,164	31,490,164
Class A | STT GDC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Principal amount and accrued interest converted to Class A Ordinary shares (in shares) | shares					32,540,515
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares										$ 1.675262
Ordinary Shares
RELATED PARTY TRANSACTIONS
Initial public offering price (dollar per share) | $ / shares	$ 1.25